UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1.	Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2011

(Dollar Amounts in Thousands)

	Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
		COLLEGE AND UNIVERSITY LOANS (86.3%)
		---------- ALABAMA --------
30100103	$790	Alabama Agricultural and Mechanical University	3.000%	05/01/2018	10.27%	$625
30101601	1,025	Auburn University	3.000	12/01/2018	9.16	800
		---------- CALIFORNIA --------
30101701	65	Azusa Pacific University	3.750	04/01/2015	10.88	56
30104102	300	California State University	3.000	11/01/2013	8.93	279
30104201	1,348	California State University	3.000	11/01/2019	8.99	1,070
30116201	229	Lassen Junior College District	3.000	04/01/2020	10.27	170
30133201	740	University Student Co-Operative Association	3.000	04/01/2019	10.70	552
		---------- DELAWARE --------
30138702	23	Wesley College	3.375	05/01/2013	10.88	22
		---------- FLORIDA --------
30134402	525	University of Florida	3.000	07/01/2014	10.15	442
		---------- GEORGIA --------
30110401	55	Emmanuel College	3.000	11/01/2013	10.45	51
30119202	116	Mercer University	3.000	05/01/2014	10.58	104
30123401	378	Paine College	3.000	10/01/2016	10.45	312
		---------- INDIANA --------
30132003	261	Taylor University	3.000	10/01/2013	10.49	244
30137901	2,220	Vincennes University	3.000	06/01/2023	9.02	1,549
		---------- IOWA --------
30129101	110	Simpson College	3.000	07/01/2016	10.58	86
		---------- MARYLAND --------
30114001	84	Hood College	3.625	11/01/2014	10.54	76
30120601	612	Morgan State University	3.000	11/01/2014	10.56	539
		---------- MASSACHUSETTS --------
30112901	65	Hampshire College	3.000	07/01/2013	10.75	57
30112902	283	Hampshire College	3.000	02/01/2014	10.70	245
30103302	14	Brandeis University	3.000	11/01/2011	10.64	14
30122302	1,345	Northeastern University	3.000	05/01/2018	10.53	1,058
30130703	53	Springfield College	3.500	05/01/2013	10.67	50
30132904	1,335	Tufts University	3.000	10/01/2021	10.39	952
		---------- MISSISSIPPI --------
30113601	209	Hinds Junior College	3.000	04/01/2013	10.42	195
30119801	336	Millsaps College	3.000	11/01/2021	10.34	241
30119903	830	Mississippi State University	3.000	12/01/2020	9.64	603
		---------- MISSOURI --------
30109604	81	Drury College	3.000	04/01/2015	10.63	71
		---------- NEW HAMPSHIRE --------
30121101	55	New England College	3.000	04/01/2016	10.77	45
		---------- NEW JERSEY --------
30110802	750	Fairleigh Dickinson University	3.000	11/01/2017	10.39	602
30121201	160	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	140

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2011

(Dollar Amounts in Thousands)

(continued)

	Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
30125504	$595	Rider College	3.625%	11/01/2013	10.42%	$559
30125506	172	Rider College	3.000	05/01/2017	10.70	137
		---------- NEW Mexico --------
30106904	279	College of Santa Fe	3.000	10/01/2018	10.43	219
		---------- NEW YORK --------
30108202	215	Daemen College	3.000	04/01/2016	10.77	176
30109801	465	D’Youville College	3.000	04/01/2018	10.90	356
30117002	174	Long Island University	3.625	06/01/2014	10.49	153
30119001	59	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	56
		---------- NORTH CAROLINA --------
30110101	170	Elizabeth City State University	3.000	10/01/2017	10.02	138
30127402	208	Saint Mary’s College	3.000	06/01/2020	10.14	151
		---------- OHIO --------
30140502	230	Wittenberg University	3.000	05/01/2015	10.76	195
30140503	106	Wittenberg University	3.000	11/01/2017	10.39	85
		---------- OREGON --------
30112002	343	George Fox College	3.000	07/01/2018	10.64	269
		---------- PENNSYLVANIA --------
30104605	420	Carnegie-Mellon University	3.000	11/01/2017	10.51	337
30109502	270	Drexel University	3.500	05/01/2014	10.53	242
30117402	59	Lycoming College	3.625	05/01/2014	10.64	52
30117403	100	Lycoming College	3.750	05/01/2015	10.62	87
30120402	40	Moravian College	3.375	11/01/2012	10.52	38
30123701	1,323	Philadelphia College of Art	3.000	01/01/2022	10.62	898
30128001	110	Saint Vincent College	3.500	05/01/2013	10.86	101
30128802	106	Seton Hill College	3.625	11/01/2014	10.53	94
30137802	550	Villanova University	3.000	04/01/2019	10.70	410
		---------- SOUTH CAROLINA --------
30102604	992	Benedict College	3.000	11/01/2020	10.36	730
		---------- TENNESSEE --------
30108101	128	Cumberland University	3.000	08/01/2017	10.52	98
30113702	92	Hiwassee College	3.000	09/15/2018	10.58	71
		---------- TEXAS --------
30130301	845	Southwest Texas State University	3.000	10/01/2015	9.51	733
30130903	342	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	325
30132402	130	Texas Southern University	3.500	04/01/2013	10.45	122
30136801	340	University of Saint Thomas	3.000	10/01/2019	10.41	257
		---------- VERMONT --------
30105701	32	Champlain College	3.000	12/01/2013	10.19	28
30127602	494	Saint Michael’s College	3.000	05/01/2013	10.60	470
30137702	60	Vermont State College	3.000	07/01/2014	9.30	51
		---------- VIRGINIA --------
30117501	138	Lynchburg College	3.750	05/01/2015	10.64	121
30117502	275	Lynchburg College	3.000	05/01/2018	10.68	214
30118302	23	Mary Baldwin College	3.375	05/01/2012	10.68	22
30118401	215	Marymount University	3.000	05/01/2016	10.52	177
30121501	1,559	Norfolk State University	3.000	12/01/2021	9.77	1,099
30127801	134	Saint Paul’s College	3.000	11/01/2014	10.56	118
		---------- WEST VIRGINIA --------
30102802	41	Bethany College	3.375	11/01/2012	10.54	40
30102803	125	Bethany College	3.000	11/01/2017	10.40	100
30102804	73	Bethany College	3.000	11/01/2012	10.40	69

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2011

(Dollar Amounts in Thousands)

(continued)

	Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date		Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
		---------- WISCONSIN --------
30117801	$220	Marian College	3.000%	10/01/2016		10.45%	$182
		---------- DISTRICT OF COLUMBIA --------
30112301	1,553	Georgetown University	3.000	11/01/2020		10.36	1,143
30112302	4,115	Georgetown University	4.000	11/01/2020		10.52	3,148
		---------- PUERTO RICO --------
30114802	857	Inter American University of Puerto Rico	3.000	01/01/2017		10.94	679

	33,174	Total College and University Loans					26,000

		Allowance for Loan Losses (–1.3%)					394

		Net Loans of the Trust					25,606

		INVESTMENT AGREEMENTS (15.0%)
	530	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	(B)	7.750	530
	3,966	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	(B)	7.050	3,966

	4,496	Total Investment Agreements					4,496

	$37,670	Total Investments (100.0%)					$30,102

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.
(B)	Terminate at the earlier of December 1, 2018 or the date on which the Bonds are paid-in-full

Item 2.	Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3.	Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust Two

By (Signature and Title)	/s/ Laura S Cawley, Vice President

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Bryan Calder, Executive Vice President

Date October 28, 2011